PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31,	December 31,
	2025	2024
Building	$198,508	$248,620
Leasehold improvement	699,637	648,193
Structures	5,460	5,404
Facilities - asset retirement obligation	418,884	401,190
Vehicles	21,084	20,145
Tools, Furniture, and Fixtures	268,328	270,204
Machinery and equipment	121,998	120,749
Land	529,401	523,979
Finance lease right of use assets	723,818	705,385
Software	15,129	12,361
	3,002,247	2,956,230
Accumulated impairment	-	-
Accumulated depreciation	(1,536,719)	(1,447,932)
Property and equipment, net of accumulated depreciation	$1,465,528	$1,508,298

SUMMARY OF ASSET RETIREMENT OBLIGATIONS

	December 31,	December 31,
	2025	2024
Balance, beginning of period	$477,668	$499,873
Obligations Incurred	4,956	4,674
Acquisition	26,003	55,631
Settlements	(44,692)	(28,368)
Foreign Exchange & Other Adjustments	3,568	(54,142)
Balance, end of period	$467,503	$477,668